Related party transactions (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Transactions with Related Parties
Further disclosures related to related party transactions are as follows:
Transactions with related parties

	Joint ventures		Associates
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	1,564.073	967.276
Interest income	–	–	2.241	2.370
Interest expense	–	–	–	–
Dividends received	–	–	737.250	126.187
Net loans (repayments from)/made to related parties	–	–	(12.108)	12.273

Summary of Outstanding Balances with Related Parties
Outstanding balances with related parties

	Joint ventures		Associates
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	316.269	69.490
Loan amounts owing to related parties	–	–	17.097	5.097
Trade amounts owing from related parties	–	–	0.004	0.473
Loan amounts owing from related parties	–	–	40.651	40.759